AXP(R)
                                                                       Selective
                                                                            Fund

                                                          2000 SEMIANNUAL REPORT
American
   Express(R)
Funds

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AXP  Selective  Fund  seeks to  provide  shareholders  with  current  income and preservation of capital by investing in investment-grade bonds.

A Quest for Quality
Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, AXP Selective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.

CONTENTS
From the Chairman                                 3
From the Portfolio Manager                        3
Fund Facts                                        5
The 10 Largest Holdings                           6
Financial Statements (Fund)                       7
Notes to Financial Statements (Fund)             10
Financial Statements (Portfolio)                 17
Notes to Financial Statements (Portfolio)        20
Investments in Securities                        23

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn  as much  as you  can  about  your  current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson


(picture of) Ray Goodner
Ray Goodner
Portfolio Manager

From the Portfolio Manager
Falling interest rates and a well-positioned portfolio resulted in a very productive six months for AXP Selective Fund. Over the first half of the fiscal year -- June through November 2000 -- the total return for the Fund's Class A shares was 7.01% (excluding the sales charge).

Setting the stage for what would be a positive period for most types of bonds was a moderation in economic growth. After roaring ahead in the first six months of 2000 and consequently giving rise to concerns about a potential run-up in inflation, the economy began slowing down in third quarter. After being soothed by that development, bond investors' confidence got a boost from the Federal Reserve (Fed), which decided not to raise short-term interest rates during the six months. (Usually, the Fed raises rates when it believes that there is a risk of substantially higher inflation.) In fact, as the period progressed, some observers began saying that the Fed might actually need to reduce interest rates early in 2001 to keep the economy from stalling out and possibly slipping into recession.

BUYERS RETURN
As the inflation concern dissipated, bonds enjoyed increased buying, which in turn drove yields down and prices up in most sectors of the market. Attracting especially strong buying were high-quality mortgage-backed bonds sponsored by federal agencies and, to a lesser degree, U.S. Treasury issues. Consequently, they experienced particularly good price appreciation.

That worked to the Fund's advantage, given that "mortgages" and "Treasurys" made up the bulk of the portfolio. The other major area of investment was high-quality corporate bonds, which, while they provided positive performance, couldn't keep up with the gains generated by the other two sectors. I also maintained a small investment in high-quality foreign government bonds denominated in dollars. Like U.S. Treasurys, they were strong performers.

Looking at portfolio changes, because Treasury prices had risen substantially prior to the start of the period, I decided to reduce holdings in that sector and add to those in the mortgage and corporate areas. That strategy yielded mixed results for the Fund, as mortgages performed especially well while corporates lagged behind. At period-end, corporates comprised about 40% of the portfolio, followed by mortgages at 35% and U.S. Treasury and foreign government bonds at 25%.

As for the rest of the fiscal year, I think interest rates are likely to stay in a stable-to-slightly-higher range. Therefore, I plan to maintain a somewhat defensive portfolio structure with an emphasis on corporate and mortgage-backed bonds.

Ray Goodner

Note to shareholders: In January 2001, management of AXP Selective Fund was changed to a portfolio management team headed by Brad Stone.

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                   $8.63
May 31, 2000                                                    $8.32
Increase                                                        $0.31

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                     $0.26
From capital gains                                              $  --
Total distributions                                             $0.26
Total return**                                                 +7.01%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                   $8.63
May 31, 2000                                                    $8.32
Increase                                                        $0.31

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                     $0.23
From capital gains                                              $  --
Total distributions                                             $0.23
Total return**                                                 +6.61%

Class C -- June 26, 2000* - Nov. 30, 2000
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                   $8.63
June 26, 2000*                                                  $8.40
Increase                                                        $0.23

Distributions -- June 26, 2000* - Nov. 30, 2000
From income                                                     $0.19
From capital gains                                              $  --
Total distributions                                             $0.19
Total return**                                                 +5.23%

Class Y--6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                   $8.63
May 31, 2000                                                    $8.32
Increase                                                        $0.31

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                     $0.27
From capital gains                                              $  --
Total distributions                                             $0.27
Total return**                                                 +7.10%

 *  Inception date.
** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

The 10 Largest Holdings
                                  Percent                        Value
                              (of net assets)            (as of Nov. 30, 2000)
PSA
 7.13% 2005                        1.40%                      $18,656,793
Daimler-Benz North America
 7.38% 2006                         1.40                       18,599,163
Dayton Hudson
 7.88% 2023                         1.32                       17,634,175
PDV America
 7.88% 2003                         1.20                       15,937,829
New York Telephone
 9.38% 2031                         1.14                       15,190,420
General Electric Capital
 6.70% 2002                         1.10                       14,648,034
ARAMARK Services
 6.75% 2004                         1.08                       14,369,115
Bayerische Landesbank
 5.63% 2001                         1.03                       13,710,674
SunAmerica
 9.95% 2008                          .96                       12,783,804
Railcar Leasing
 7.13% 2013                          .93                       12,380,000

Excludes U.S.  Treasury and  government  agencies  holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

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The 10 holdings listed here make up 11.56% of net assets

Financial Statements

Statement of assets and liabilities
AXP Selective Fund, Inc.

Nov. 30, 2000 (Unaudited)

Assets
Investment in Quality Income Portfolio (Note 1)                $1,331,811,297
                                                               --------------

Liabilities
Dividends payable to shareholders                                   1,978,121
Accrued distribution fee                                               12,037
Accrued service fee                                                       489
Accrued transfer agency fee                                             4,731
Accrued administrative services fee                                     1,766
Other accrued expenses                                                102,695
                                                                      -------
Total liabilities                                                   2,099,839
                                                                    ---------
Net assets applicable to outstanding capital stock             $1,329,711,458
                                                               ==============

Represented by
Capital stock-- $.01 par value (Note 1)                        $    1,541,006
Additional paid-in capital                                      1,354,866,618
Undistributed net investment income                                   166,435
Accumulated net realized gain (loss) (Note 5)                     (30,165,731)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities
     in foreign currencies                                          3,303,130
                                                                    ---------
Total -- representing net assets applicable
     to outstanding capital stock                              $1,329,711,458
                                                               ==============
Net assets applicable to outstanding shares:
          Class A                                              $  945,026,957
          Class B                                              $  205,932,633
          Class C                                              $      906,764
          Class Y                                              $  177,845,104
Net asset value per share of outstanding capital stock:
          Class A shares      109,521,293                      $        8.63
          Class B shares       23,866,655                      $        8.63
          Class C shares          105,106                      $        8.63
          Class Y shares       20,607,576                      $        8.63
See accompanying notes to financial statements.

Statement of operations
AXP Selective Fund, Inc.

Six months ended Nov. 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                        $      403,618
Interest                                                             47,035,276
                                                                     ----------
Total income                                                         47,438,894
                                                                     ----------
Expenses (Note 2):
Expenses allocated from Quality Income Portfolio                      3,436,103
Distribution fee
     Class A                                                          1,181,534
     Class B                                                            973,126
     Class C                                                              2,086
Transfer agency fee                                                     806,914
Incremental transfer agency fee
     Class A                                                             51,070
     Class B                                                             18,375
     Class C                                                                 30
Service fee-- Class Y                                                    85,961
Administrative services fees and expenses                               321,354
Compensation of board members                                             3,986
Printing and postage                                                     27,316
Registration fees                                                        32,213
Audit fees                                                                5,250
Other                                                                    23,116
                                                                         ------
Total expenses                                                        6,968,434
     Earnings credits on cash balances (Note 2)                         (55,313)
                                                                       -------
Total net expenses                                                    6,913,121
                                                                      ---------
Investment income (loss)-- net                                       40,525,773
                                                                     ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                           (8,179,410)
     Foreign currency transactions                                     (157,434)
     Futures contracts                                               (2,597,907)
                                                                     ----------
Net realized gain (loss) on investments                             (10,934,751)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                               59,318,581
                                                                     ----------
Net gain (loss) on investments and foreign currencies                48,383,830
Net increase (decrease) in net assets resulting from operations  $   88,909,603
                                                                 ==============

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Selective Fund, Inc.
                                                  Nov. 30, 2000   May 31, 2000
                                                Six months ended   Year ended
                                                   (Unaudited)
Operations and distributions
Investment income (loss)-- net               $   40,525,773     $  87,700,873
Net realized gain (loss) on investments         (10,934,751)      (12,934,749)
Net change in unrealized appreciation
     (depreciation) on investments and on
     translation of assets and liabilities
     in foreign currencies                       59,318,581       (65,462,165)
                                                 ----------       -----------
Net increase (decrease) in net assets
     resulting from operations                   88,909,603         9,303,959
                                                 ----------         ---------
Distributions to shareholders from:
   Net investment income
         Class A                                (29,642,954)      (66,760,760)
         Class B                                 (5,372,732)      (11,028,617)
         Class C                                    (11,935)               --
         Class Y                                 (5,536,359)      (10,960,196)
   Net realized gain
         Class A                                         --       (20,690,756)
         Class B                                         --        (3,916,530)
         Class Y                                         --        (2,953,080)
                                                 ----------        ----------
Total distributions                             (40,563,980)     (116,309,939)
                                                -----------      ------------


Capital share transactions (Note 3)
Proceeds from sales
         Class A shares (Notes 2 and 6)          53,993,760       103,800,236
         Class B shares                          41,409,739        70,590,408
         Class C shares                             925,047                --
         Class Y shares                          24,914,041        74,872,917
Reinvestment of distributions
     at net asset value
         Class A shares                          21,808,924        65,226,463
         Class B shares                           4,631,343        13,239,420
         Class C shares                               9,637                --
         Class Y shares                           5,461,338        13,735,844
Payments for redemptions
         Class A shares                        (114,218,089)     (311,498,945)
         Class B shares (Note 2)                (33,862,051)      (92,600,002)
         Class C shares (Note 2)                    (41,055)               --
         Class Y shares                         (25,960,774)     (104,662,927)
                                                -----------      ------------
Increase (decrease) in net assets from
     capital share transactions                 (20,928,140)     (167,296,586)
                                                -----------      ------------
Total increase (decrease) in net assets          27,417,483      (274,302,566)
Net assets at beginning of period             1,302,293,975     1,576,596,541
                                              -------------     -------------
Net assets at end of period                  $1,329,711,458    $1,302,293,975
                                             ==============    ==============
Undistributed net investment income          $      166,435    $      204,476
                                             --------------    --------------

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Selective Fund, Inc.
(Unaudited as to Nov. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 238 shares of capital stock at $8.41 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end  sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Quality Income Portfolio
The Fund invests all of its assets in Quality Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in investment-grade bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2000 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal  taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2.  EXPENSES AND SALES  CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50
o Class C $20.00
o Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $588,567 for Class A and $80,170 for Class B for the six months ended Nov. 30, 2000.

During the six months ended Nov. 30, 2000, the Fund's transfer agency fees were reduced by $55,313 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended Nov. 30, 2000
                                       Class A    Class B   Class C*   Class Y
Sold                                 6,349,027   4,868,127  108,784   2,930,811
Issued for reinvested distributions  2,561,852     543,994    1,128     641,513
Redeemed                           (13,445,821) (3,984,908)  (4,806) (3,055,187)
                                   -----------  ----------   ------  ----------
Net increase (decrease)             (4,534,942)  1,427,213  105,106     517,137
                                    ----------   ---------  -------     -------

* Inception date was June 26, 2000.

                                              Year ended May 31, 2000
                                    Class A    Class B    Class C    Class Y
Sold                              12,019,328   8,162,545    N/A     8,744,743
Issued for reinvested
     distributions                 7,608,344   1,545,461    N/A     1,601,656
Redeemed                        (36,214,650) (10,747,197)   N/A   (12,107,793)
                                -----------  -----------          -----------
Net increase (decrease)         (16,586,978)  (1,039,191)   N/A    (1,761,394)
                                -----------   ----------           ----------

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2000.

5. CAPITAL LOSS  CARRY-OVER
For federal income tax purposes, the Fund has capital loss carry-over of $15,816,625 as of May 31, 2000, that if not offset by subsequent capital gains, will expire in 2008 through 2009. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FUND MERGER

As of close of business on July 14, 2000, AXP Selective Fund acquired the assets and assumed the identified liabilities of Strategist Quality Income Fund.

The  aggregate  net  assets  of  AXP  Selective  Fund  immediately   before  the
acquisition were $1,308,361,652.

The merger was accomplished by a tax-free exchange of 87,827 shares of Strategist Quality Income Fund valued at $759,710.

In exchange for the Strategist Quality Income Fund shares and net assets, AXP Selective Fund issued the following number of shares:

               Shares        Net assets
Class A        89,906         $759,710

Strategist Quality Income Fund's net assets at that date consisted of capital stock of $775,363 and unrealized depreciation of $15,653.



7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended May 31,

Per share income and capital changes(a)
                                                                                   Class A
                                                             2000b       2000        1999       1998       1997

Net asset value, beginning of period                         $8.32       $8.96       $9.23      $9.00      $9.00

Income from investment operations:

Net investment income (loss)                                   .26         .52         .54        .57        .59

Net gains (losses)
     (both realized and unrealized)                            .31        (.46)       (.20)       .31        .12

Total from investment operations                               .57         .06         .34        .88        .71

Less distributions:

Dividends from net investment income                          (.26)       (.53)       (.54)      (.58)      (.58)

Distributions from realized gains                               --        (.17)       (.07)      (.07)      (.13)

Total distributions                                           (.26)       (.70)       (.61)      (.65)      (.71)

Net asset value, end of period                               $8.63       $8.32       $8.96      $9.23      $9.00

Ratios/supplemental data

Net assets, end of period (in millions)                       $945        $949      $1,170     $1,231     $1,286

Ratio of expenses to average
     daily net assets(c)                                      .97%d       .97%        .89%       .86%       .88%

Ratio of net investment income (loss)
     to average daily net assets                             6.25%d      6.17%       5.85%      6.20%      6.36%

Portfolio turnover rate
     (excluding short-term securities)                         32%         62%         30%        20%        31%

Total return(e)                                              7.01%        .83%       3.68%     10.15%      8.08%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.




Fiscal period ended May 31,

Per share income and capital changes(a)
                                                                                   Class B
                                                             2000b       2000        1999       1998       1997

Net asset value, beginning of period                         $8.32       $8.96       $9.23      $9.00      $9.00

Income from investment operations:

Net investment income (loss)                                   .23         .46         .47        .50        .52

Net gains (losses) (both realized
     and unrealized)                                           .31        (.47)       (.20)       .31        .12

Total from investment operations                               .54       (.01)         .27        .81        .64

Less distributions:

Dividends from net investment income                          (.23)       (.46)       (.47)      (.51)      (.51)

Distributions from realized gains                               --        (.17)       (.07)      (.07)      (.13)

Total distributions                                           (.23)       (.63)       (.54)      (.58)      (.64)

Net asset value, end of period                               $8.63       $8.32       $8.96      $9.23      $9.00

Ratios/supplemental data

Net assets, end of period (in millions)                       $206        $187        $210       $153       $126

Ratio of expenses to
     average daily net assets(c)                             1.72%d      1.73%       1.65%      1.62%      1.64%

Ratio of net investment income (loss)
     to average daily net assets                             5.50%d      5.41%       5.10%      5.44%      6.40%

Portfolio turnover rate
     (excluding short-term securities)                         32%         62%         30%        20%        31%

Total return(e)                                              6.61%        .06%       2.89%      9.32%      7.26%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Fiscal period ended May 31,

Per share income and capital changes(a)
                                                            Class C
                                                             2000b

Net asset value, beginning of period                         $8.40

Income from investment operations:

Net investment income (loss)                                   .19

Net gains (losses) (both realized
     and unrealized)                                           .23

Total from investment operations                               .42

Less distributions:

Dividends from net investment income                          (.19)

Distributions from realized gains                               --

Total distributions                                           (.19)

Net asset value, end of period                               $8.63

Ratios/supplemental data

Net assets, end of period (in millions)                         $1

Ratio of expenses to
     average daily net assets(C)                             1.72%d

Ratio of net investment income (loss)
     to average daily net assets                             5.73%d

Portfolio turnover rate
     (excluding short-term securities)                         32%

Total return(e)                                              5.23%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 26, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.



Fiscal period ended May 31,

Per share income and capital changes(a)
                                                                                   Class Y
                                                             2000b       2000        1999       1998       1997
Net asset value, beginning of period                         $8.32       $8.96       $9.23      $9.00      $9.00

Income from investment operations:

Net investment income (loss)                                   .27         .54         .55        .58        .60

Net gains (losses) (both realized
     and unrealized)                                           .31       (.47)       (.20)        .31        .12

Total from investment operations                               .58         .07         .35        .89        .72

Less distributions:

Dividends from net investment income                         (.27)       (.54)       (.55)      (.59)      (.59)

Distributions from realized gains                               --       (.17)       (.07)      (.07)      (.13)

Total distributions                                          (.27)       (.71)       (.62)      (.66)      (.72)

Net asset value, end of period                               $8.63       $8.32       $8.96      $9.23      $9.00

Ratios/supplemental data

Net assets, end of period (in millions)                       $178        $167        $196       $221       $202

Ratio of expenses to
     average daily net assets(C)                             .81%d        .81%        .81%       .79%       .72%

Ratio of net investment income (loss)
     to average daily net assets                            6.42%d       6.33%       5.93%      6.27%      7.02%

Portfolio turnover rate
     (excluding short-term securities)                         32%         62%         30%        20%        31%

Total return(e)                                              7.10%        .97%       3.77%     10.21%      8.27%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Financial Statements

Statement of assets and liabilities
Quality Income Portfolio

Nov. 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $1,351,411,466)                          $1,352,956,095
Cash in bank on demand deposit                                            530
Dividends and accrued interest receivable                          17,371,558
Receivable for investment securities sold                               3,347
                                                                        -----
Total assets                                                    1,370,331,530
                                                                -------------

Liabilities
Payable for investment securities purchased                        38,368,880
Accrued investment management services fee                             18,636
Other accrued expenses                                                 28,289
                                                                       ------
Total liabilities                                                  38,415,805
                                                                   ----------
Net assets                                                     $1,331,915,725
                                                               ==============
See accompanying notes to financial statements.

Statement of operations

Quality Income Portfolio
Six months ended Nov. 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                        $     403,750
Interest                                                            47,043,030
                                                                    ----------
Total income                                                        47,446,780
                                                                    ----------
Expenses (Note 2):
Investment management services fee                                   3,382,874
Compensation of board members                                            4,311
Custodian fees                                                          22,500
Audit fees                                                              15,750
Other                                                                   15,571
                                                                        ------
Total expenses                                                       3,441,006
     Earnings credits on cash balances (Note 2)                         (4,225)
                                                                        ------
Total net expenses                                                   3,436,781
                                                                     ---------
Investment income (loss)-- net                                      44,009,999
                                                                    ----------


Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                                 (8,179,405)
     Foreign currency transactions                                    (157,471)
     Future contracts                                               (2,599,043)
                                                                    ----------
Net realized gain (loss) on investments                            (10,935,919)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and liabilities
     in foreign currencies                                          59,333,340
                                                                    ----------
Net gain (loss) on investments and foreign currencies               48,397,421
                                                                    ----------
Net increase (decrease) in net assets resulting from operations  $  92,407,420
                                                                 =============

See accompanying notes to financial statements.

Statements of changes in net assets
Quality Income Portfolio
                                                Nov. 30, 2000     May 31, 2000
                                              Six months ended     Year ended
                                                 (Unaudited)
Operations
Investment income (loss)-- net                $   44,009,999   $   95,271,140
Net realized gain (loss) on investments          (10,935,919)     (12,944,533)
Net change in unrealized appreciation
     (depreciation) on investments and on
     translation of assets and liabilities
     in foreign currencies                        59,333,340      (65,492,632)
                                                  ----------      -----------
Net increase (decrease) in net assets
     resulting from operations                    92,407,420       16,833,975
Net contributions (withdrawals)
     from partners                               (65,252,130)    (289,912,100)
                                                 -----------     ------------
Total increase (decrease) in net assets           27,155,290    (273,078,125)
Net assets at beginning of period              1,304,760,435    1,577,838,560
                                               -------------    -------------
Net assets at end of period                   $1,331,915,725   $1,304,760,435
                                              ==============   ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Quality Income Portfolio
(Unaudited as to Nov. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option  transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of Nov. 30, 2000, the Portfolio had entered into outstanding when-issued or forward-commitments of $38,406,380.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 2000, the Portfolio's custodian fees were reduced by $4,225 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3.  SECURITIES  TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $410,894,371 and $439,803,572, respectively, for the six months ended Nov. 30, 2000. For the same period, the portfolio turnover rate was 32%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $2,494 for the six months ended Nov. 30, 2000.



Investments in Securities
Quality Income Portfolio

Nov. 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.8%)
Issuer                                                     Coupon              Principal              Value(a)
                                                            rate                amount
Government obligations & agencies (20.8%)
Federal Republic of Germany
     (European Monetary Unit)
         11-11-04                                            7.50%            16,000,000(c)          $15,204,697
Govt of Canada
     (U.S. Dollar)
         11-05-08                                            5.25             27,000,000(c)           25,107,516
Overseas Private Investment
     U.S. Govt Guaranty Series 1996A
         01-15-09                                            6.99              8,888,857               9,047,790
People's Republic of China
     (U.S. Dollar)
         01-15-96                                            9.00             10,000,000(c)            9,392,830
Resolution Funding Corp
     Zero Coupon
         01-15-11                                            6.40             20,000,000(i)           11,042,600
         04-15-16                                            8.04             47,000,000(i)           18,647,720
U.S. Treasury
         11-15-01                                            7.50             49,050,000              49,670,973
         05-15-04                                            7.25             25,000,000              26,300,750
         08-15-04                                            7.25             36,800,000              38,875,888
         11-15-16                                            7.50             54,695,000              64,728,251
     TIPS
         01-15-07                                            3.38              8,050,000(g)            8,617,038
Total                                                                                                276,636,053

Mortgage-backed securities (37.9%)
Federal Home Loan Mtge Corp
         11-01-14                                            7.50              9,224,067               9,378,266
         04-01-15                                            7.50             20,704,777              21,050,900
         07-01-16                                            8.00                    280                     286
         01-01-17                                            8.00                  2,966                   3,034
         03-01-17                                            8.50                 75,801                  77,673
         06-01-17                                            8.50                 44,065                  45,442
         04-01-20                                            9.00                768,953                 796,343
         04-01-21                                            9.00                657,249                 680,253
         03-01-22                                            8.50              1,533,396               1,583,231
         08-01-22                                            8.50              1,499,182               1,547,441
         06-01-24                                            7.50              6,894,133               6,971,692
         02-01-25                                            8.00              2,707,320               2,771,619
     Collateralized Mtge Obligation
         09-01-19                                            8.50                 81,462                  83,931
Federal Housing Admin
         01-01-24                                            7.43              5,713,911               5,463,928
Federal Natl Mtge Assn
         05-01-02                                            6.00             25,000,000(b)           24,328,124
         11-01-02                                           10.00                     52                      54
         10-01-03                                            7.00              6,994,123               6,927,187
         06-15-09                                            6.38             60,000,000              59,711,999
         01-01-14                                            6.00             14,872,606              14,490,191
         04-01-14                                            5.50              2,548,010               2,432,447
         04-01-14                                            6.00             14,849,243              14,467,428
         04-01-14                                            6.50             15,705,756              15,537,261
         08-01-14                                            6.50             14,584,916              14,419,017
         12-01-14                                            5.50              9,571,146               9,137,052
         10-01-23                                            6.50              7,049,986               6,906,519
         12-01-26                                            8.00              4,663,004               4,762,093
         04-01-27                                            7.50              6,174,254               6,234,083
         06-01-27                                            7.50              6,623,416               6,687,597
         08-01-27                                            8.00              5,267,941               5,377,073
         01-01-28                                            6.50              2,521,080               2,456,489
         05-01-28                                            6.50             15,695,679              15,278,802
         09-01-28                                            6.00             15,000,000(b)           14,240,625
         12-01-28                                            6.50             17,044,853              16,565,552
         02-01-29                                            6.50             17,125,978              16,644,395
         03-01-29                                            6.00              3,661,700               3,478,615
         03-01-29                                            6.50             13,428,163              13,054,807
         05-01-29                                            6.00                948,685                 901,250
         06-01-29                                            7.00             18,927,482              18,753,743
         07-01-29                                            6.00             14,108,768              13,403,330
         09-01-29                                            7.00             19,496,899              19,317,933
         12-01-29                                            7.00             19,104,312              18,919,191
         12-01-29                                            7.50             19,233,381              19,380,286
         01-01-30                                            8.00              5,566,436               5,678,509
         03-01-30                                            8.00             18,648,555              19,024,021
         06-01-30                                            7.00              7,992,558               7,916,066
         07-01-30                                            8.00             12,052,294              12,293,575
         09-01-30                                            7.00              9,982,129               9,886,597
     Collateralized Mtge Obligation
         10-25-19                                            8.50              1,448,659               1,513,477
     Principal Only
         09-01-18                                            9.50                348,435(f)              277,755
     Trust Series Z
         02-25-24                                            6.00             25,462,435(h)           22,471,616
Govt Natl Mtge Assn
         05-15-26                                            7.50              9,025,699               9,141,318
Prudential Bache
     Collateralized Mtge Obligation
         04-01-19                                            7.97              1,948,299               1,983,579
Total                                                                                                504,453,695

Airlines (0.9%)
Delta Air Lines
         12-15-09                                            7.90              7,500,000               7,128,150
United Air Lines
         07-01-10                                            7.73              4,270,000               4,455,916
Total                                                                                                 11,584,066

Automotive & related (2.0%)
Daimler-Benz North America
     Company Guaranty Medium-term Nts Series A
         09-15-06                                            7.38             18,745,000              18,599,163
General Motors
         05-15-03                                            8.88              7,050,000               7,396,226
Total                                                                                                 25,995,389

Banks and savings & loans (5.8%)
Bank of America
     Sub Nts
         11-01-01                                            9.25              8,950,000               9,143,410
Bayerische Landesbank
     (U.S. Dollar) Deposit Nts
         02-26-01                                            5.63             13,750,000(c)           13,710,674
     (U.S. Dollar) Sub Nts
         12-01-08                                            5.88              9,000,000(c)            8,373,420
Cullen/Frost Capital
     Series A
         02-01-27                                            8.42             10,000,000               8,744,100
First Union
     Sub Nts
         08-18-10                                            7.80             10,100,000               9,961,024
Morgan (JP)
     Sr Sub Medium-term Nts Series A
         02-15-12                                            4.00              9,350,000(k)            8,212,947
NCNB
     Sub Nts
         10-15-01                                            9.13             10,000,000              10,197,200
Wachovia
     Sr Nts
         07-15-05                                            7.45              9,100,000               9,260,524
Total                                                                                                 77,603,299

Chemicals (0.9%)
Dow Chemical
         01-15-09                                            5.97             12,755,000              11,953,310

Communications equipment & services (0.7%)
Telekom Malaysia
     (U.S. Dollar)
         08-01-25                                            7.88             10,000,000(c,d)          8,830,000

Electronics (0.5%)
Hyundai Semiconductor
     (U.S. Dollar) Sr Nts
         05-15-07                                            8.63              8,660,000(c,d)          6,860,236

Energy (3.6%)
Alberta Energy
     (U.S. Dollar)
         09-15-30                                            8.13             11,500,000(c)           11,845,115
PDV America
     Sr Nts
         08-01-03                                            7.88             16,500,000              15,937,829
Petroliam Nasional
     (U.S. Dollar)
         08-15-15                                            7.75             10,000,000(c,d)          9,100,800
Phillips Petroleum
         03-15-28                                            7.13             12,000,000              10,514,364
Total                                                                                                 47,398,108

Financial services (2.3%)
Citigroup
     Sub Nts
         10-01-10                                            7.25             10,000,000               9,960,200
Marlin Water Trust
     Sr Nts
         12-15-01                                            7.09              8,300,000(d)            8,279,698
Railcar Leasing
         01-15-13                                            7.13             12,150,000(d)           12,380,000
Total                                                                                                 30,619,898

Health care services (0.4%)
Service Corp Intl
         03-15-08                                            6.50              9,550,000               5,061,500

Industrial equipment & services (1.1%)
ARAMARK Services
         08-01-04                                            6.75             15,000,000              14,369,115

Insurance (2.7%)
Nationwide CSN Trust
         02-15-25                                            9.88             11,500,000(d)           11,516,756
SAFECO Capital Trust
     Company Guaranty
         07-15-37                                            8.07             15,000,000              12,001,290
SunAmerica
         08-01-08                                            9.95             11,000,000              12,783,804
Total                                                                                                 36,301,850

Metals (0.7%)
Alcan Aluminum
     (U.S. Dollar)
         01-15-22                                            8.88              9,600,000(c)            9,974,496

Miscellaneous (1.5%)
Jasmine Submarine Telecom
     (U.S. Dollar) Sr Nts
         05-30-11                                            8.48              1,372,928(c,d)          1,311,159
PSA
     (U.S. Dollar)
         08-01-05                                            7.13             18,250,000(c,d)         18,656,793
Total                                                                                                 19,967,952

Multi-industry conglomerates (1.1%)
General Electric Capital
     Series A
         10-01-02                                            6.70             14,600,000              14,648,034

Paper & packaging (0.7%)
Intl Paper
         07-08-05                                            8.13              9,050,000(d)            9,324,215

Retail (1.9%)
Dayton Hudson
         06-15-23                                            7.88             18,850,000              17,634,175
Wal-Mart CRAVE Trust
         07-17-06                                            7.00              8,213,899(d)            8,170,201
Total                                                                                                 25,804,376

Transportation (1.4%)
Burlington Northern Santa Fe
         12-15-25                                            7.00             10,000,000               9,055,590
Enterprise Rent-A-Car USA Finance
         02-15-08                                            6.80             10,000,000(d)            9,323,900
Total                                                                                                 18,379,490

Utilities -- electric (4.0%)
Arizona Public Service
     1st Mtge Sale Lease-backed Obligation
         12-30-15                                            8.00              4,500,000               4,482,855
Edison Mission Energy
     Sr Nts
         06-15-09                                            7.73              8,600,000               8,407,042
Israel Electric
     (U.S. Dollar) Sr Nts
         12-15-26                                            7.88              9,000,000(c,d)          8,151,390
Korea Electric Power
     (U.S. Dollar) Zero Coupon
         04-01-96                                           10.07             35,000,000(c,j)          7,469,875
NRG Energy
     Sr Nts
         09-15-10                                            8.25              8,000,000               8,239,520
Salton Sea Funding
     Series C
         05-30-10                                            7.84             10,000,000              10,138,800
Wisconsin Electric Power
         12-01-95                                            6.88              8,000,000               6,826,880
Total                                                                                                 53,716,362

Utilities -- gas (0.6%)
El Paso Energy
     Sr Nts Series B
         07-15-01                                            6.63              8,675,000               8,624,598

Utilities -- telephone (4.3%)
GTE Florida
         02-01-28                                            6.86             12,450,000              11,458,233
New England Telephone & Telegraph
         10-01-23                                            6.88              7,800,000               6,988,878
New York Telephone
         07-15-31                                            9.38             14,000,000              15,190,420
Qwest
         11-10-26                                            7.20              6,800,000               6,166,716
Qwest Communications Intl
     Sr Nts Series B
         11-01-08                                            7.50              5,000,000               5,035,650
U S WEST Capital Funding
     Company Guaranty
         08-15-01                                            6.88             12,000,000              11,985,720
Total                                                                                                 56,825,617

Total bonds
(Cost: $1,273,492,477)                                                                            $1,274,931,659



Preferred stock (0.6%)
Issuer                                                                          Shares                Value(a)
Salomon Income Financing Trust
     9.50%                                                                       340,000              $8,627,500

Total preferred stock
(Cost: $8,500,000)                                                                                    $8,627,500


Short-term securities (5.2%)
Issuer                                                   Annualized             Amount                Value(a)
                                                        yield on date         payable at
                                                         of purchase           maturity
U.S. government agencies (4.4%)
Federal Home Loan Bank Disc Nt
         12-06-00                                            6.40%            $8,000,000              $7,991,253
Federal Home Loan Mtge Corp Disc Nts
         12-29-00                                            6.42             19,600,000              19,499,188
         01-16-01                                            6.49             13,000,000              12,890,698
Federal Natl Mtge Assn Disc Nts
         01-25-01                                            6.50            $18,400,000              18,206,542
Total                                                                                                 58,587,681

Commercial paper (0.8%)
Falcon Asset
         01-16-01                                            6.65              2,700,000(e)            2,676,770
SBC Communications
         01-26-01                                            6.60              6,500,000(e)            6,432,795
UBS Finance (Delaware)
         12-01-00                                            6.57              1,700,000               1,699,690
Total                                                                                                 10,809,255

Total short-term securities
(Cost: $69,418,989)                                                                                  $69,396,936

Total investments in securities
(Cost: $1,351,411,466)(l)                                                                         $1,352,956,095

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $38,406,380.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 2000, the value of foreign securities represented 11.56% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents original yield based upon the estimated timing of future cash flows.

(g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition. (j) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2000.
(l) At Nov. 30, 2000, the cost of securities for federal income tax purposes was approximately $1,351,411,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                     $ 28,373,000
    Unrealized depreciation                      (26,828,000)
                                                 -----------
    Net unrealized appreciation                 $  1,545,000
                                                ------------

American
   Express(R)
Funds

AXP Selective Fund
70100 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A:INSEX    Class B:ISEBX
Class C:N/A      Class Y:IDEYX

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                    EXPRESS
                                                                S-6385 P (1/01)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.